ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Allowable assets to disposed without prior written consent	¥ 3,394,532	¥ 338,203		$ 487,594
Percentage of consolidated total accounted by VIE and its subsidiaries	10.00%	10.00%	10.00%
Assets, Total [Member]
Percentage of consolidated total accounted by VIE and its subsidiaries	57.21%	98.71%
Liabilities, Total [Member]
Percentage of consolidated total accounted by VIE and its subsidiaries	97.83%	88.98%
Variable Interest Entity, Primary Beneficiary [Member]
Allowable assets to disposed without prior written consent	¥ 1,941,869	¥ 333,850
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Allowable assets to disposed without prior written consent	¥ 100